Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.38088%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,541,180.51

Principal:
Principal Collections	$16,243,533.88
Prepayments in Full	$6,915,550.67
Liquidation Proceeds	$307,371.28
Recoveries	$186,494.06
Sub Total	$23,652,949.89
Collections	$25,194,130.40

Purchase Amounts:
Purchase Amounts Related to Principal	$259,837.35
Purchase Amounts Related to Interest	$1,590.41
Sub Total	$261,427.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,455,558.16

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,455,558.16
Servicing Fee	$516,921.99	$516,921.99	$0.00	$0.00	$24,938,636.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,938,636.17
Interest - Class A-2a Notes	$53,047.36	$53,047.36	$0.00	$0.00	$24,885,588.81
Interest - Class A-2b Notes	$4,760.77	$4,760.77	$0.00	$0.00	$24,880,828.04
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$24,237,733.21
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$24,041,695.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,041,695.88
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$23,978,535.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,978,535.88
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$23,933,256.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,933,256.88
Regular Principal Payment	$21,739,933.09	$21,739,933.09	$0.00	$0.00	$2,193,323.79
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,193,323.79
Residual Released to Depositor	$0.00	$2,193,323.79	$0.00	$0.00	$0.00
Total		$25,455,558.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,739,933.09
Total					$21,739,933.09

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,822,279.87	$62.83	$53,047.36	$0.24	$13,875,327.23	$63.07
Class A-2b Notes	$7,917,653.22	$62.83	$4,760.77	$0.04	$7,922,413.99	$62.87
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$21,739,933.09	$20.65	$1,005,379.29	$0.96	$22,745,312.38	$21.61

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$27,088,015.62	0.1231273	$13,265,735.75	0.0602988
Class A-2b Notes	$15,516,507.85	0.1231273	$7,598,854.63	0.0602988
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$546,324,523.47	0.5189548	$524,584,590.38	0.4983040

Pool Information
Weighted Average APR	3.056%	3.047%
Weighted Average Remaining Term	42.72	41.90
Number of Receivables Outstanding	28,264	27,693
Pool Balance	$620,306,390.23	$596,129,951.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$574,052,619.11	$551,950,039.45
Pool Factor	0.5431438	0.5219747

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$44,179,912.49
Targeted Overcollateralization Amount	$71,545,361.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,545,361.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$450,145.11
(Recoveries)		30	$186,494.06
Net Loss for Current Collection Period			$263,651.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5100%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5501%
Second Prior Collection Period			0.5063%
Prior Collection Period			0.9892%
Current Collection Period			0.5202%
Four Month Average (Current and Prior Three Collection Periods)			0.6414%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,123	$5,040,600.77
(Cumulative Recoveries)			$560,849.23
Cumulative Net Loss for All Collection Periods			$4,479,751.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3922%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,488.51
Average Net Loss for Receivables that have experienced a Realized Loss			$3,989.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.00%	223	$5,969,000.89
61-90 Days Delinquent	0.15%	34	$894,868.62
91-120 Days Delinquent	0.03%	7	$153,755.00
Over 120 Days Delinquent	0.07%	13	$392,802.05
Total Delinquent Receivables	1.24%	277	$7,410,426.56

Repossession Inventory:
Repossessed in the Current Collection Period		16	$443,085.39
Total Repossessed Inventory		25	$742,605.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1764%
Prior Collection Period			0.1804%
Current Collection Period			0.1950%
Three Month Average			0.1839%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2418%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer